Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT INCOME - Interest income
Income — interest income (allocated from the Master Fund)	$ 3,798,503	$ 2,732,462
Expenses:
Management fees (see note 4)	3,415,443	3,220,274
Brokerage commissions (allocated from the Master Fund)	917,967	584,765
Selling commissions and platform fees (see note 4)	3,083,970	2,939,263
Operating expenses (see note 5)	578,293	590,508
Custody fees and other expenses (allocated from the Master Fund)	29,669	27,562
Total expenses	8,025,342	7,362,372
Net investment loss	(4,226,839)	(4,629,910)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	23,000,241	1,802,699
Foreign exchange translation	(167,733)	109,599
Net change in unrealized:
Futures and forward currency contracts	(5,321,011)	6,841,321
Foreign exchange translation	133,981	(213,944)
Realized	28,729	(35,164)
Net change in unrealized	182,394	170,692
Net realized and unrealized gains allocated from the Master Fund	17,856,601	8,675,203
NET INCOME	13,629,762	4,045,293
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	2,664,064	1,075,724
NET INCOME AFTER PROFIT SHARE	10,965,698	2,969,569
Millburn Multi-Markets Trading L.P. [Member]
INVESTMENT INCOME - Interest income
Income — interest income (allocated from the Master Fund)	12,584,791	9,261,155
Expenses:
Management fees (see note 4)	3,054,092	1,976,433
Brokerage commissions (allocated from the Master Fund)	8,522,450	8,130,927
Selling commissions and platform fees (see note 4)	3,095,156	2,955,747
Operating expenses (see note 5)	1,135,541	1,158,094
Custody fees and other expenses (allocated from the Master Fund)	98,119	94,847
Total expenses	15,905,358	14,316,048
Net investment loss	(3,320,567)	(5,054,893)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	72,332,240	7,998,609
Foreign exchange translation	(557,191)	313,161
Net change in unrealized:
Futures and forward currency contracts	(15,056,938)	24,237,075
Foreign exchange translation	443,419	(724,751)
Realized	100,553	(120,524)
Net change in unrealized	598,001	578,410
Net realized and unrealized gains allocated from the Master Fund	57,860,084	32,281,980
NET INCOME	54,539,517	27,227,087
LESS PROFIT SHARE TO GENERAL PARTNER	9,214,564	4,975,303
NET INCOME AFTER PROFIT SHARE TO GENERAL PARTNER	$ 45,324,953	$ 22,251,784